Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On September 1, 2022, the Company issued a promissory note to Surf Air evidencing a loan in an aggregate amount of $250,000. The loan proceeds are to be used for working capital purposes. The promissory note bears interest at 4% per annum and is payable upon the consummation by a merger, share exchange, asset acquisition, or other similar business combination with one or more businesses or entities. If the Company does not consummate such a business combination, the promissory note will not be repaid, and all amounts owed under the promissory note will be forgiven except to the extent that the Company has funds available to it outside of its trust account established in connection with the initial public offering. The promissory note includes customary events of default, including upon the failure to make payments when due and upon the occurrence of bankruptcy proceedings or similar events. As of October 24, 2022, the full amount of the promissory note was drawn and outstanding.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 29, 2022, the Company held a stockholder meeting to further extend the date by which the Company has to consummate a business combination from March 31, 2022 to June 30, 2022. As part of the meeting, stockholders redeemed 6,650,144 shares of common stock for an aggregate cash balance of approximately $67,982,000. Additionally, the sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $265,750 to the Company. The Contribution was non-interest bearing and repayable on the consummation of the Company’s business combination.